CONVERTIBLE BOND (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONVERTIBLE BOND.
Opening balance	$ 14,505
Proceeds		$ 15,000
Equity component of convertible bond		(364)
Issue costs		(214)
Conversion	(14,649)
Accretion expense	$ 144	83
Ending balance		14,505
Non-current portion		$ 14,505